Subsequent Events	5 Months Ended	8 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events
8.	Subsequent Events

The notes to the financial statements include a discussion of material events, if any, which have occurred subsequent to June 30, 2020 (referred to as “subsequent events”) through the date these financial statements were available for issuance on August 26, 2020. Management has evaluated the subsequent events through this date and has concluded that no other material subsequent events have occurred that require additional adjustment or disclosure in the financial statements.

8. Subsequent Events

The notes to the condensed consolidated financial statements include a discussion of material events, if any, which have occurred subsequent to September 30, 2020 (referred to as “subsequent events”) through the date these condensed consolidated financial statements were available for issuance on November 4, 2020. Management has evaluated the subsequent events through this date and has concluded that no material subsequent events have occurred that require additional adjustment or disclosure in the condensed consolidated financial statements.